Condensed Financial Information of the Parent Company (Details) - Schedule of condensed statements of comprehensive income - Parent Company [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Condensed Statement of Income Captions [Line Items]
Interest on deposits with banks	¥ 171	¥ 5,713
Total interest and fees income	171	5,713
Other revenue	481,007
Total non-interest income	481,007
Total revenue	481,178	5,713
Employee compensation and benefits	(580,464)	(397,404)
Other expenses	(90,221)	(2,456,055)
Total operating expenses	(670,685)	(2,853,459)
Income before income tax expense	(189,507)	(2,847,746)
Income tax expense
Net losses	(189,507)	(2,847,746)
Foreign currency translation adjustment	(6,970,285)	(20,712,092)
Comprehensive losses	¥ (7,159,792)	¥ (23,559,838)